Expenses by nature (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Employee expenses		R$ (1,573,253)	R$ (1,010,989)	R$ (628,699)
Third-party services and other inputs		(120,742)	(65,023)	(55,660)
Short-term leases		(7,497)	(5,922)	(4,669)
Insurance		(15,045)	(3,214)	(883)
Travel expenses		(13,396)	(4,156)	(8,656)
Depreciation and amortization	[1]	(94,558)	(48,354)	(29,882)
Training		(6,788)	(4,353)	(1,863)
Stock options	[2]	(5,486)	(2,531)	(934)
Consulting	[3]	(18,480)	(9,177)	(446)
Expected credit loss		(329)	(497)	(196)
Impairment of intangible assets		0	(21,895)	0
Other post-acquisition expenses	[4]	(25,650)	0	0
Surplus of indemnity		0	0	18
Other costs and expenses		(32,568)	(23,663)	(16,405)
Total		(1,913,792)	(1,199,774)	(748,275)
Disclosed as:
Costs of services provided		(1,425,219)	(935,732)	(600,866)
Selling expenses		(163,871)	(89,654)	(65,093)
General and administrative expenses		(315,915)	(151,681)	(81,161)
Research and technological innovation expenses		0	(4)	(3,462)
Impairment loss on trade receivables and contract assets		(329)	(497)	(196)
Other income (expenses) net		(8,458)	(22,206)	2,503
Total		R$ (1,913,792)	R$ (1,199,774)	R$ (748,275)

[1]	Depreciation and amortization include R$40,968 (R$31,884 as of December 31, 2021 and R$24,089 as of December 31, 2020) classified as cost of services and R$10,521 (R$9,365 as of December 31, 2021 and R$5,793 as of December 31, 2020) as expenses, and R$43,069 (R$7,105 as of December 31, 2021) regarding identifiable net assets amortization as expenses.
[2]	Share-based compensation includes R$4,235 (R$1,930 as of December 31, 2021 and R$139 as of December 31, 2020) classified as cost of services and R1,251 (R$600 as of December 31, 2021 and R$795 as of December 31, 2020) as expenses.
[3]	Consulting expenses includes R$18,335 (R$6,957 as of December 31, 2021 and R$446 as of December 31, 2020) related to acquisitions and R$2,220 as of December 31, 2021 referring to costs directly attributable to secondary public share offering.
[4]	Other post-acquisition expenses include the fair value adjustment on account payable for business combination (R$11,497) and other expenses related to the obligation of business combination (R$14,153).